REVENUE AND OTHER INCOME	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
REVENUE AND OTHER INCOME

5. REVENUE AND OTHER INCOME

Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Revenue
Continuing operations
Business management and consulting	7,142	12,662	13,026
Livestreaming ecommerce	503,404	273,685	58,501

Discontinued operations
Sale of goods (Note 30)	2,701	37,696	144,743

Total revenue	513,247	324,043	216,270

Other income
Continuing operations
Interest income	2,138	10	10
Foreign exchange gain	—	73	—
Government grant	302	—	-
Other	1,288	2,883	22

Discontinued operations
Other income (Note 30)	5,716	14,244	9,388
Total other income	9,444	17,210	9,420

b) Segment reporting

The Company identifies operating segments and prepares segment information based on the regular internal financial information reported to the Chief Executive Officer and executive directors, who are the Company’s chief operating decision makers for their decisions about the allocation of resources to the Company’s business components and for their review of the performance of those components.

All of the Company’s operations are considered by the chief operating decision makers to be aggregated into two reportable operating segments: 1) the manufacture and sale of standard to high-end ceramic tiles, 2) the business management consulting, information system technology consulting services including the sales of software use rights for digital data deposit platforms and asset management systems, and online social media platform development and consulting. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision makers in deciding how to allocate resources and in assessing performance.

The business of the Company is engaged entirely in the PRC. The Chief Executive Officer and executive directors regularly review the Company’s business as one geographical segment.

The following table shows the Company’s operations by business segment for the years ended December 31, 2023, 2022 and 2021.

	For the year Ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Revenues
Discontinued operations
Sales of tile products	2,701	37,696	144,743
Continuing operations
Consulting income / software	7,142	12,662	13,026
Livestreaming ecommerce	503,404	273,685	58,501
Total revenues	513,247	324,043	216,270

Cost of revenues
Discontinued operations
Sales of tile products	7,557	41,245	83,436
Continuing operations
Consulting income / software	13,860	12,819	10,002
Livestreaming ecommerce	443,633	245,612	55,491
Total cost of revenues	465,050	299,676	148,929

Operating costs and expenses
Discontinued operations
Sales of tile products	3,245	25,324	20,292
Continuing operations
Consulting income / software	7,330	4,613	9,760
Livestreaming ecommerce	60,285	25,167	195
Other	74,799	9,380	10,677
Total operating costs and expenses	145,659	64,484	40,924

Bad debt expense (reversal)
Discontinued operations
Sales of tile products	(1,000)	33,365	115,407
Continuing operations
Consulting income / software	—	1,000	4,854
Livestreaming ecommerce	—	(3,751)	5,293

Total bad debt expense (reversal)	(1,000)	(30,614)	125,554

Other expense
Discontinued operations
Sales of tile products	—	—	90
Continuing operations
Consulting income / software	—	36	34
Livestreaming ecommerce	—	6	—
Other	1,204	—	—
Total other expense	1,204	42	124

Other income
Discontinued operations
Sales of tile products	5,716	14,244	9,389
Continuing operations
Consulting income / software	87	115	29
Livestreaming ecommerce	354	2,148	—
Other	3,287	703	2
Total other income	9,444	17,210	9,420

Loss from operations
Discontinued operations
Sales of tile products	(1,385)	(47,994)	(65,093)
Continuing operations
Consulting income / software	(13,961)	(5,691)	(11,595)
Livestreaming ecommerce	(160)	8,929	(2,478)
Other	(72,716)	(8,677)	(10,675)
Loss from operations	(88,222)	(53,433)	(89,841)

	As of	As of
	December 31,	December 31,
	2023	2022
Segment assets
Discontinued operations
Sale of tile products	—	74,675
Continuing operations
Business management and consulting	51,336	15,924
Livestreaming ecommerce	13,513	15,004
Others	56,653	4,403
Total assets	121,502	110,006